Off balance sheet commitments and lease contracts - Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lease contracts
Minimum lease payments for leases not recorded in balance sheet	$ 2,077
Minimum lease payments for leases recorded in balance sheet	10,191
Less financial expenses	(2,726)
Total lease liabilities	7,465
Less current portion of lease contracts	(1,202)
Non-current lease liabilities	6,263
Total minimum operating lease payments		$ 9,130	$ 6,441
Total minimum finance lease payments		2,812	1,204
Less financial expenses		(934)	(48)
Nominal value of finance lease contracts		1,878	1,156
Less current portion of finance lease contracts		(213)	(39)
Non-current finance lease obligations		1,665	1,117
Rental expense
Net rental expense incurred under short term leases or low value assets leases	366
Net rental expense incurred under variable lease payments	132
Net rental expense incurred under operating leases		1,304	1,467
Not later than one year
Lease contracts
Minimum lease payments for leases not recorded in balance sheet	536
Minimum lease payments for leases recorded in balance sheet	1,586
Total lease liabilities	1,202
Total minimum operating lease payments		1,644	1,401
Total minimum finance lease payments		263	76
Nominal value of finance lease contracts		213	39
Year 2
Lease contracts
Minimum lease payments for leases not recorded in balance sheet	360
Minimum lease payments for leases recorded in balance sheet	1,228
Total minimum operating lease payments		1,282	988
Total minimum finance lease payments		183	67
Year 3
Lease contracts
Minimum lease payments for leases not recorded in balance sheet	212
Minimum lease payments for leases recorded in balance sheet	1,019
Total minimum operating lease payments		967	814
Total minimum finance lease payments		182	67
Year 4
Lease contracts
Minimum lease payments for leases not recorded in balance sheet	162
Minimum lease payments for leases recorded in balance sheet	835
Total minimum operating lease payments		772	623
Total minimum finance lease payments		179	65
Year 5
Lease contracts
Minimum lease payments for leases not recorded in balance sheet	145
Minimum lease payments for leases recorded in balance sheet	766
Total minimum operating lease payments		669	462
Total minimum finance lease payments		179	65
More than 5 years
Lease contracts
Minimum lease payments for leases not recorded in balance sheet	662
Minimum lease payments for leases recorded in balance sheet	4,757
Total lease liabilities	$ 3,380
Total minimum operating lease payments		3,796	2,153
Total minimum finance lease payments		1,826	864
Nominal value of finance lease contracts		$ 1,197	$ 856